Segment reporting (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2019 CNY (¥) segment	Sep. 30, 2019 USD ($) segment	Sep. 30, 2018 CNY (¥)
Number of operating segments | segment	2	2
Net revenues	¥ 406,204,446	$ 56,830,093	¥ 327,187,210
Operating income/(loss)	8,465,333	1,184,344	(1,680,227)
Total other income	1,194,224		4,123,068
Income before tax	9,659,557	$ 1,351,423	2,442,841
Operating segments
Net revenues	405,384,378		326,468,613
Operating income/(loss)	8,164,334		1,599,586
Inter-segment
Net revenues	(276,330)		(732,032)
Unallocated items
Net revenues	820,068		718,597
Operating income/(loss)	300,999		(3,279,813)
JD Retail | Operating segments
Net revenues	389,167,349		317,531,274
Operating income/(loss)	11,479,158		5,555,883
New Businesses | Operating segments
Net revenues	16,493,359		9,669,371
Operating income/(loss)	¥ (3,314,824)		¥ (3,956,297)